Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

August 2, 2019

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Investors Securities Trust File Nos.: 033-11444 and 811-04986

Dear Sir or Madam:

In connection with the registration by Franklin Investors Securities Trust (the “Registrant”), on behalf of Franklin Low Duration Total Return Fund (the “Low Duration Fund”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”).  This Registration Statement is being filed to register Class A, Class C, Class R, Class R6 and Advisor Class shares of Low Duration Fund, that will be issued to shareholders of Franklin Flexible Alpha Bond Fund, a series of Franklin Strategic Series (the “Flexible Alpha Bond Fund”), in connection with a transfer of substantially all of the assets of Flexible Alpha Bond Fund to Low Duration Fund, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement.
Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on September 3, 2019.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.
If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Brian Crowell at (215) 564-8082.
Very truly yours, /s/ Kenneth L. Greenberg Kenneth L. Greenberg, Esq.

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